Condensed Consolidating Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	$ 0	$ 0	$ 0
Loans	1,645,736	1,478,765	1,459,720
Money market investments	111,288	51,495	16,428
Investment securities	264,824	195,684	158,425
Total interest and dividend income	2,021,848	1,725,944	1,634,573
INTEREST EXPENSE:
Deposits	204,265	141,864	127,577
Short-term borrowings	7,210	5,724	7,812
Long-term debt	75,496	76,392	77,129
Total interest expense	286,971	223,980	212,518
Net interest income	1,734,877	1,501,964	1,422,055
Provision for loan losses	228,072	325,424	170,016
Net interest income after provision for loan losses	1,506,805	1,176,540	1,252,039
Other service fees	258,020	217,267	234,770
Mortgage banking activities	52,802	25,496	56,538
Net gain on sale of debt securities	0	83	38
Other-than-temporary impairment losses on debt securities	0	(8,299)	(209)
Net (loss) gain, including impairment on equity securities	(2,081)	251	1,924
Net loss on trading account debt securities	(208)	(817)	(785)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	33	(420)	8,245
Adjustments To Indemnity Reserves On Loans Sold	(12,959)	(22,377)	(17,285)
FDIC loss-share income (expense)	94,725	(10,066)	(207,779)
Other operating income	111,485	64,340	61,643
Total non-interest income	652,494	419,167	297,936
Operating expenses:
Personnel costs	562,988	476,762	477,395
Net occupancy expenses	88,329	89,194	85,653
Equipment expenses	71,788	65,142	62,225
Other taxes	46,284	43,382	42,304
Professional fees	349,844	292,488	323,043
Communications	23,107	22,466	23,897
Business promotion	65,918	58,445	53,014
FDIC deposit insurance	27,757	26,392	24,512
Loss on early extinguishment of debt	12,522	0	0
Other real estate owned (O R E O) expenses	23,338	48,540	47,119
Other operating expenses	140,361	125,007	100,528
Amortization of intangibles	9,326	9,378	12,144
Goodwill impairment charge	0	0	3,801
Total opearating expense	1,421,562	1,257,196	1,255,635
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	737,737	338,511	294,340
Income tax expense	119,579	230,830	78,784
Income (loss) before equity in undistributed earnings of subdidiaries	618,158	107,681	215,556
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Income from continuing operations	618,158	107,681	215,556
Net income from discontinued operations	0	0	1,135
Equity in undistributed earnings (losses) of discontinued operations			0
Net Income	618,158	107,681	216,691
Comprehensive (loss) income, net of tax	540,836	77,315	153,291
Service charges on deposit accounts
INTEREST EXPENSE:
Revenue from contract with customer	150,677	153,709	160,836
Elimination
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	(453,200)	(211,500)	(102,300)
Loans	(49)	(4)	0
Money market investments	(5,623)	(2,670)	(1,500)
Investment securities	0	0	0
Total interest and dividend income	(458,872)	(214,174)	(103,800)
INTEREST EXPENSE:
Deposits	(5,623)	(2,670)	(1,500)
Short-term borrowings	(49)	(4)	0
Long-term debt	0	0	0
Total interest expense	(5,672)	(2,674)	(1,500)
Net interest income	(453,200)	(211,500)	(102,300)
Provision for loan losses	0	0	0
Net interest income after provision for loan losses	(453,200)	(205,545)	(102,300)
Other service fees	(2,710)	(2,806)	(2,572)
Mortgage banking activities	0	0	0
Net gain on sale of debt securities		0	0
Other-than-temporary impairment losses on debt securities		0	0
Net (loss) gain, including impairment on equity securities	(36)	0	0
Net loss on trading account debt securities	0	27	(44)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
FDIC loss-share income (expense)	0	0	0
Other operating income	(40)	(26)	(53)
Total non-interest income	(2,786)	(2,805)	(2,669)
Operating expenses:
Personnel costs	0	0	0
Net occupancy expenses	0	0	0
Equipment expenses	0	0	0
Other taxes	0	0	0
Professional fees	(471)	(436)	(413)
Communications	0	0	0
Business promotion	0	0	0
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	0
Other real estate owned (O R E O) expenses	0	0	0
Other operating expenses	(2,375)	(2,256)	(2,165)
Amortization of intangibles	0	0	0
Goodwill impairment charge			0
Total opearating expense	(2,846)	(2,692)	(2,578)
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	(453,140)	(205,658)	(102,391)
Income tax expense	37	2,268	(18)
Income (loss) before equity in undistributed earnings of subdidiaries	(453,177)	(207,926)	(102,373)
Equity in undistributed earnings (losses) of subsidiaries	(277,790)	223,014	(186,726)
Income from continuing operations	(730,967)	15,088	(289,099)
Net income from discontinued operations			0
Equity in undistributed earnings (losses) of discontinued operations			(2,270)
Net Income	(730,967)	15,088	(291,369)
Comprehensive (loss) income, net of tax	(639,606)	53,532	(215,226)
Elimination | Service charges on deposit accounts
INTEREST EXPENSE:
Revenue from contract with customer	0	0	0
Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses	226,342	319,682	171,126
Non Covered Under Loss Sharing Agreements with FDIC | Elimination
INTEREST EXPENSE:
Provision for loan losses	0	(5,955)	0
Covered loans
INTEREST EXPENSE:
Provision for loan losses	1,730	5,742	(1,110)
Covered loans | Elimination
INTEREST EXPENSE:
Provision for loan losses	0	0	0
Popular, Inc. Holding Co.
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	453,200	211,500	102,300
Loans	2,115	1,056	78
Money market investments	5,555	2,616	1,399
Investment securities	696	566	664
Total interest and dividend income	461,566	215,738	104,441
INTEREST EXPENSE:
Deposits	0	0	0
Short-term borrowings	0	0	0
Long-term debt	51,218	52,470	52,470
Total interest expense	51,218	52,470	52,470
Net interest income	410,348	163,268	51,971
Provision for loan losses	(251)	403	(35)
Net interest income after provision for loan losses	410,599	162,865	52,006
Other service fees	0	0	0
Mortgage banking activities	0	0	0
Net gain on sale of debt securities		0	0
Other-than-temporary impairment losses on debt securities		0	0
Net (loss) gain, including impairment on equity securities	(777)	0	1,767
Net loss on trading account debt securities	0	266	90
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
FDIC loss-share income (expense)	0	0	0
Other operating income	15,751	11,847	12,352
Total non-interest income	14,974	12,113	14,209
Operating expenses:
Personnel costs	59,821	47,561	48,032
Net occupancy expenses	4,055	3,876	3,630
Equipment expenses	3,433	2,925	2,807
Other taxes	233	217	187
Professional fees	18,159	11,766	10,817
Communications	485	549	520
Business promotion	2,236	2,014	2,261
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	12,522	0	0
Other real estate owned (O R E O) expenses	0	42	52
Other operating expenses	(84,807)	(70,723)	(72,514)
Amortization of intangibles	41	0	0
Goodwill impairment charge			0
Total opearating expense	16,178	(1,773)	(4,208)
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	409,395	176,751	70,423
Income tax expense	0	0	19
Income (loss) before equity in undistributed earnings of subdidiaries	409,395	176,751	70,404
Equity in undistributed earnings (losses) of subsidiaries	208,763	(69,070)	145,152
Income from continuing operations	618,158	107,681	215,556
Net income from discontinued operations			0
Equity in undistributed earnings (losses) of discontinued operations	0	0	1,135
Net Income	618,158	107,681	216,691
Comprehensive (loss) income, net of tax	540,836	77,315	153,291
Popular, Inc. Holding Co. | Service charges on deposit accounts
INTEREST EXPENSE:
Revenue from contract with customer	0	0	0
Popular, Inc. Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses	(251)	403	(35)
Popular, Inc. Holding Co. | Covered loans
INTEREST EXPENSE:
Provision for loan losses	0	0	0
PNA Holding Co.
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	0	0	0
Loans	0	0	0
Money market investments	69	54	101
Investment securities	279	322	322
Total interest and dividend income	348	376	423
INTEREST EXPENSE:
Deposits	0	0	0
Short-term borrowings	49	0	0
Long-term debt	9,330	10,767	10,769
Total interest expense	9,379	10,767	10,769
Net interest income	(9,031)	(10,391)	(10,346)
Provision for loan losses	0	0	0
Net interest income after provision for loan losses	(9,031)	(10,391)	(10,346)
Other service fees	0	0	0
Mortgage banking activities	0	0	0
Net gain on sale of debt securities		0	0
Other-than-temporary impairment losses on debt securities		0	0
Net (loss) gain, including impairment on equity securities	0	0	0
Net loss on trading account debt securities	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
FDIC loss-share income (expense)	0	0	0
Other operating income	737	921	(2,559)
Total non-interest income	737	921	(2,559)
Operating expenses:
Personnel costs	0	0	0
Net occupancy expenses	0	0	0
Equipment expenses	3	2	0
Other taxes	1	0	1
Professional fees	178	(427)	122
Communications	0	0	0
Business promotion	0	0	0
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	0
Other real estate owned (O R E O) expenses	0	0	0
Other operating expenses	80	51	60
Amortization of intangibles	0	0	0
Goodwill impairment charge			0
Total opearating expense	262	(374)	183
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	(8,556)	(9,096)	(13,088)
Income tax expense	3,267	(8,382)	(4,581)
Income (loss) before equity in undistributed earnings of subdidiaries	(11,823)	(714)	(8,507)
Equity in undistributed earnings (losses) of subsidiaries	69,027	(153,944)	41,574
Income from continuing operations	57,204	(154,658)	33,067
Net income from discontinued operations			0
Equity in undistributed earnings (losses) of discontinued operations			1,135
Net Income	57,204	(154,658)	34,202
Comprehensive (loss) income, net of tax	41,838	(162,195)	20,108
PNA Holding Co. | Service charges on deposit accounts
INTEREST EXPENSE:
Revenue from contract with customer	0	0	0
PNA Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses	0	0	0
PNA Holding Co. | Covered loans
INTEREST EXPENSE:
Provision for loan losses	0	0	0
All other subsidiaries and eliminations
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	0	0	0
Loans	1,643,670	1,477,713	1,459,642
Money market investments	111,287	51,495	16,428
Investment securities	263,849	194,796	157,439
Total interest and dividend income	2,018,806	1,724,004	1,633,509
INTEREST EXPENSE:
Deposits	209,888	144,534	129,077
Short-term borrowings	7,210	5,728	7,812
Long-term debt	14,948	13,155	13,890
Total interest expense	232,046	163,417	150,779
Net interest income	1,786,760	1,560,587	1,482,730
Provision for loan losses	228,323	325,021	170,051
Net interest income after provision for loan losses	1,558,437	1,229,611	1,312,679
Other service fees	260,730	220,073	237,342
Mortgage banking activities	52,802	25,496	56,538
Net gain on sale of debt securities		83	38
Other-than-temporary impairment losses on debt securities		(8,299)	(209)
Net (loss) gain, including impairment on equity securities	(1,268)	251	157
Net loss on trading account debt securities	(208)	(1,110)	(831)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	33	(420)	8,245
Adjustments To Indemnity Reserves On Loans Sold	(12,959)	(22,377)	(17,285)
FDIC loss-share income (expense)	94,725	(10,066)	(207,779)
Other operating income	95,037	51,598	51,903
Total non-interest income	639,569	408,938	288,955
Operating expenses:
Personnel costs	503,167	429,201	429,363
Net occupancy expenses	84,274	85,318	82,023
Equipment expenses	68,352	62,215	59,418
Other taxes	46,050	43,165	42,116
Professional fees	331,978	281,585	312,517
Communications	22,622	21,917	23,377
Business promotion	63,682	56,431	50,753
FDIC deposit insurance	27,757	26,392	24,512
Loss on early extinguishment of debt	0
Other real estate owned (O R E O) expenses	23,338	48,498	47,067
Other operating expenses	227,463	197,935	175,147
Amortization of intangibles	9,285	9,378	12,144
Goodwill impairment charge			3,801
Total opearating expense	1,407,968	1,262,035	1,262,238
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	790,038	376,514	339,396
Income tax expense	116,275	236,944	83,364
Income (loss) before equity in undistributed earnings of subdidiaries	673,763	139,570	256,032
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Income from continuing operations	673,763	139,570	256,032
Net income from discontinued operations			1,135
Equity in undistributed earnings (losses) of discontinued operations			0
Net Income	673,763	139,570	257,167
Comprehensive (loss) income, net of tax	597,768	108,663	195,118
All other subsidiaries and eliminations | Service charges on deposit accounts
INTEREST EXPENSE:
Revenue from contract with customer	150,677	153,709	160,836
All other subsidiaries and eliminations | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses	226,593	325,234	171,161
All other subsidiaries and eliminations | Covered loans
INTEREST EXPENSE:
Provision for loan losses	$ 1,730	$ 5,742	$ (1,110)